Material related party transactions	6 Months Ended
Dec. 31, 2023
Material related party transactions
Material related party transactions

32 Material related party transactions

(a) Name and relationship with related parties

The table below set forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

MINI Investment Holding Limited	Under common control of the controlling shareholder

Wow Colour Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Nome Design (Guangzhou) Limited	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

MINISO Technology (Guangzhou) Co., Ltd.	Under common control of the controlling shareholder

199 Global Holding (Guangzhou) Limited	Under common control of the controlling shareholder

Mingyou (i)	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Management Co., Ltd.	Under common control of the controlling shareholder

Henhaohe Tea Guangdong limited	Under common control of the controlling shareholder

OasVision International Limited	Under common control of the controlling shareholder

Miniso (Zhaoqing) Industrial Investment Co., Ltd.	Under common control of the controlling shareholder

Miniso Corporation	Under common control of the controlling shareholder

Miniso Lifestyle Nigeria Limited	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced by the controlling shareholder

Shenzhen Zhizhi Brand Incubation Limited (ii)	Significantly influenced by the controlling shareholder

ACC Super Accessories Shenzhen Technology Limited	Significantly influenced by the controlling shareholder

ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Development Co., Ltd. (formerly known as Guangzhou Mingchuang Business Development Co., Ltd.)	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Management Co., Ltd.	Significantly influenced by the controlling shareholder

KOURITEN LIMITED (iii)	Subsidiary of an equity accounted investee of the Group

Notes:

(i)

Mingyou is a subsidiary of YGF Investment, which was an equity accounted investee of the Group prior to October 27, 2021. On October 27, 2021, the Group acquired the remaining 80% interest in YGF investment, YGF investment and Mingyou became wholly-owned subsidiaries of the Group since then (see Note 28(b)).

(ii)

The controlling shareholder sold its equity interests in Shenzhen Zhizhi Brand Incubation Limited to a third party on September 25, 2021. Shenzhen Zhizhi Brand Incubation Limited was no longer a related party of the Group since then.

(iii) On October 26, 2023, the Group invested in the parent company of KOURITEN LIMITED and acquired 25% of its interest. KOURITEN LIMITED became a subsidiary of an equity accounted investee of the Group since then. The transactions between the Group and KOURITEN LIMITED from October 26, 2023 to December 31, 2023 and the balances with KOURITEN LIMITED as at December 31, 2023 were included in Notes 32 (b) and 32 (c), respectively.

(b)	Transactions with related parties

(i) Key management personnel compensation

Key management personnel compensation comprised the following:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Short-term employee benefits	8,795	13,018	13,069	8,171
Equity-settled share-based payment expenses (Note 27)	39,727	—	718	508
	48,522	13,018	13,787	8,679

(ii) Other transactions with related parties

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000

Proceeds from repayment from related parties
- MINI Investment Holding Limited (i)	9,508	—	—	—
- Nome Design (Guangzhou) Limited (ii)	5,205	—	—	—

Repayment to the controlling shareholder
- Mr. Ye Guofu (iii)	11,946	—	—	—

Sales of products
- Miniso Lifestyle Nigeria Limited	5,312	—	18,046	11,577
- OasVision International Limited	9,914	16,979	—	—
- MINISO Technology (Guangzhou) Co., Ltd.	1,271	—	—	—
- Haydon (Shanghai) Technology Co., Ltd.	—	11	—	—
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	—	4,020	3,026
- Wow Colour Beauty Guangdong Technology Limited	—	—	85	—
- KOURITEN LIMITED	—	—	—	10,048

Provision of information technology support and consulting services
- Haydon (Shanghai) Technology Co., Ltd. (v)	3,050	5,688	916	26
- Wow Colour Beauty Guangdong Technology Limited (iv)	9,912	7,080	2,714	1,466
- ACC Super Accessories Shenzhen Technology Limited (iv)	—	2,651	207	138
- Henhaohe Tea Guangdong Limited (v)	—	8,410	230	—

License fee income
- KOURITEN LIMITED	—	—	—	87

Purchase of products
- Shanghai Kerong Networks Limited	38,148	15,465	12,125	2,286
- Shenzhen Zhizhi Brand Incubation Limited	22,220	4,407	—	—
- Wow Colour Beauty Guangdong Technology Limited	19	1,029	1	23
- Nome Design (Guangzhou) Limited	581	112	—	—
- Haydon (Shanghai) Technology Co., Ltd.	894	53	—	—
- 199 Global Holding (Guangzhou) Limited	135	190	—	—
- ACC Super Accessories Shenzhen Technology Limited	—	48	206	—
- ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	—	—	452	—
- Guangzhou Mingyou Business Development Co., Ltd.	—	—	367	—

Provision of guarantee for a subsidiary of the then equity-accounted investee
- Mingyou (v)	160,000	160,000	—	—

Purchase of catering services
- Guangzhou Chuyunju Catering Service Co., Ltd.	8,334	8,816	—	—
- Guangzhou Chuyunju Catering Management Co., Ltd.	—	3,104	6,078	3,888

Rental and related expenses
- Guangzhou Mingyou Business Development Co., Ltd. (vii)	—	—	2,359	4,016
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	—	—	200
- Guangzhou Mingyou Business Management Co., Ltd.	—	—	—	347

Payment of lease liabilities
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.(vi)	—	4,147	26,583	19,271

Payment of rental deposits
- Miniso (Zhaoqing) Industrial Investment Co., Ltd. (vi)	—	—	10,647	113
- Guangzhou Mingyou Business Development Co., Ltd. (vii)	—	—	1,710	—

Payment of earnest money in connection with lease of a property
- Guangzhou Mingyou Business Management Co., Ltd.	—	—	—	1,000

Notes:

(i)	The Group provided interest-free cash advance to MINI Investment Holding Limited amounting to RMB9,508,000 during the year ended June 30, 2019. The amount was fully repaid in July 2020.
(ii)

The Group provided interest-free cash advances to Nome Design (Guangzhou) Limited amounting to RMB5,205,000 during the period from March to June 2020. The amount was subsequently fully repaid in July 2020.

(iii)	The Group settled other payables to Mr. Ye Guofu amounting to RMB11,946,000 during the year ended June 30, 2021.
(iv)

Pursuant to the information technology support and consulting services agreements entered into between the Group and Haydon (Shanghai) Technology Co., Ltd., Wow Colour Beauty Guangdong Technology Limited, ACC Super Accessories Shenzhen Technology Limited and Henhaohe Tea Guangdong Limited, the Group provided business management systems deployment and support services to these entities during the years ended June 30, 2021, 2022 and 2023 and the six months ended December 31, 2023.

(v)

On January 25, 2021, MINISO Guangzhou provided a performance guarantee of RMB160,000,000 to a local government for the commitment of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou for the calendar year of 2021, which was valid from April 1, 2021 to March 31, 2022. The above entities have met the commitment for the calendar year of 2021 and therefore MINISO Guangzhou is not required to make any compensation to the local government under the above performance guarantee.

(vi)

In June 2022, the Group entered into a three-year lease agreement with fixed lease payments in respect of certain properties from Miniso (Zhaoqing) Industrial Investment Co., Ltd. for storage of inventories. At the commencement date of the lease, the Group recognized a right-of-use asset and a lease liability of RMB35,438,000.

During the year ended June 30, 2023, the Group entered into additional lease agreements with Miniso (Zhaoqing) Industrial Investment Co., Ltd. for lease of additional properties for storage of inventories with fixed lease payments ranging from two to three years. The Group recognized right-of-use assets and lease liabilities of RMB69,295,000 in total at the commencement dates of these new leases. The Group also paid rental deposits of RMB10,647,000 in connection with these leases during the year ended June 30, 2023.

During the six months ended December 31, 2023, the Group entered into another lease agreement with Miniso (Zhaoqing) Industrial Investment Co., Ltd. for lease of properties as employee dormitories with fixed lease payments for five years. The Group recognized a right-of-use asset and a lease liability of RMB2,065,000 in total at the commencement date of this new lease. The Group also paid a rental deposit of RMB113,000 in connection with this lease during the six months ended December 31, 2023.

During the years ended June 30, 2022 and 2023 and the six months ended December 31, 2023, the Group made payments of lease liabilities of RMB4,147,000, RMB26,583,000 and RMB19,271,000 respectively to Miniso (Zhaoqing) Industrial Investment Co., Ltd. in connection with the lease of properties.

(vii)

In March 2023, the Group entered into a five-year lease agreement with fixed lease payments in respect of a property for store operation with Guangzhou Mingyou Business Development Co., Ltd.. In April 2023, the five-year lease agreement was cancelled and replaced with a nine-month lease agreement for the same property out of commercial considerations. A right-of-use asset and a lease liability of RMB35,993,000 were initially recognized at the commencement date of the five-year lease agreement and were subsequently derecognized upon the cancellation of the agreement. Total rental and related expenses incurred in connection with the lease of this property during the year ended June 30, 2023 and the six months ended December 31, 2023 were RMB2,359,000 and RMB4,016,000, respectively. The Group also paid rental deposit of RMB1,710,000 in connection with the lease of this property during the year ended June 30, 2023.

(c)	Balances with related parties

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Trade related:
Included in non-current trade and other receivables from related parties:
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	10,647	10,760

Included in current trade and other receivables from related parties:
- Haydon (Shanghai) Technology Co., Ltd.	2,150	46	54
- Wow Colour Beauty Guangdong Technology Limited	2,189	767	1,508
- ACC Super Accessories Shenzhen Technology Limited	527	293	277
- Henhaohe Tea Guangdong Limited	239	—	—
- Miniso Lifestyle Nigeria Limited	—	2,484	12,427
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	—	3,339
- Guangzhou Mingyou Business Development Co., Ltd.	—	2,012	1,710
- Guangzhou Mingyou Business Management Co., Ltd.	—	—	1,000
- KOURITEN LIMITED	—	—	7,521
	5,105	5,602	27,836

Included in trade and other payables to related parties:
- Shanghai Kerong Networks Limited	1,241	1,102	319
- Wow Colour Beauty Guangdong Technology Limited	70	—	—
- Haydon (Shanghai) Technology Co., Ltd.	53	—	—
- Nome Design (Guangzhou) Limited	126	126	126
- ACC Super Accessories Shenzhen Technology Limited	145	9	9
- Guangzhou Chuyunju Catering Service Co., Ltd.	8,971	4,204	4,204
- Guangzhou Chuyunju Catering Management Co., Ltd.	3,104	880	1,676
- Guangzhou Mingyou Business Development Co., Ltd.	—	50	—
- KOURITEN LIMITED	—	—	1,000
	13,710	6,371	7,334

Included in prepayment to related parties:
- Miniso Corporation	69	—	—

Included in lease liabilities due to related parties:
- Miniso (Zhaoqing) Industrial Investment Co., Ltd.	31,426	78,914	68,406

Included in contract liabilities due to related parties:
- KOURITEN LIMITED	—	—	2,388